Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous non-current assets [abstract]
Amounts receivable under insurance contracts	£ 743	£ 675
Pension schemes in surplus	127	760
Other receivables	150	141
Total	£ 1,020	£ 1,576